Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment
Property and Equipment

6. Property and Equipment

Property and equipment consists of the following (in thousands):

		December 31,
	Estimated Useful Life (In Years)
		2013	2012
Furniture and fixtures	5	$68	$68
Computer equipment and software	3	286	284
Leasehold improvements	Shorter of useful life or remaining lease term	505	505

		859	857
Less accumulated depreciation and amortization		(783)	(718)

Property and equipment, net		$76	$139